Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2014
Condensed Consolidating Financial Information [Abstract]
Condensed Consolidating Financial Information
22. Condensed Consolidating Financial Information
Our $1,050 million aggregate principal amount of senior unsecured notes co-issued by Genesis Energy, L.P. and Genesis Energy Finance Corporation are fully and unconditionally guaranteed jointly and severally by all of Genesis Energy, L.P.’s current and future 100% owned domestic subsidiaries, except Genesis Free State Pipeline, LLC, Genesis NEJD Pipeline, LLC and certain other minor subsidiaries. Genesis NEJD Pipeline, LLC is 100% owned by Genesis Energy, L.P., the parent company. The remaining non-guarantor subsidiaries are owned by Genesis Crude Oil, L.P., a guarantor subsidiary. Genesis Energy Finance Corporation has no independent assets or operations. See Note 10 for additional information regarding our consolidated debt obligations.
During the second quarter of 2015, the Company took actions related to certain non-guarantor subsidiaries that resulted in these subsidiaries previously categorized as non-guarantor becoming wholly owned guarantor subsidiaries. The changes made to guarantor subsidiaries did not impact the Company's previously reported consolidated revenues, operating income or net income. The condensed consolidating balance sheet as of December 31, 2014 and 2013 and the condensed consolidating statements of operations and cash flows for the years ended December 31, 2014, 2013, and 2012 have been retrospectively adjusted to reflect these updates to our guarantor subsidiaries.

The following is condensed consolidating financial information for Genesis Energy, L.P. and subsidiary guarantors:

Condensed Consolidating Balance Sheet
December 31, 2014

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$9	$—	$8,310	$1,143	$—	$9,462
Other current assets	1,378,573	—	333,385	46,215	(1,412,269)	345,904
Total current assets	1,378,582	—	341,695	47,358	(1,412,269)	355,366
Fixed Assets, at cost	—	—	1,823,556	75,502	—	1,899,058
Less: Accumulated depreciation	—	—	(251,171)	(16,886)	—	(268,057)
Net fixed assets	—	—	1,572,385	58,616	—	1,631,001
Goodwill	—	—	325,046	—	—	325,046
Other assets, net	28,421	—	269,252	146,700	(154,192)	290,181
Equity investees and other investments	—	—	628,780	—	—	628,780
Investments in subsidiaries	1,434,255	—	97,195	—	(1,531,450)	—
Total assets	$2,841,258	$—	$3,234,353	$252,674	$(3,097,911)	$3,230,374
LIABILITIES AND PARTNERS’ CAPITAL
Current liabilities	$11,016	$—	$1,761,856	$2,705	$(1,412,432)	$363,145
Senior secured credit facilities	550,400	—	—	—	—	550,400
Senior unsecured notes	1,050,639	—	—	—	—	1,050,639
Deferred tax liabilities	—	—	18,754	—	—	18,754
Other liabilities	—	—	18,233	154,021	(154,021)	18,233
Total liabilities	1,612,055	—	1,798,843	156,726	(1,566,453)	2,001,171
Partners’ capital	1,229,203	—	1,435,510	95,948	(1,531,458)	1,229,203
Total liabilities and partners’ capital	$2,841,258	$—	$3,234,353	$252,674	$(3,097,911)	$3,230,374

Condensed Consolidating Balance Sheet
December 31, 2013

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$20	$—	$8,049	$797	$—	$8,866
Other current assets	1,133,695	—	515,143	37,286	(1,159,767)	526,357
Total current assets	1,133,715	—	523,192	38,083	(1,159,767)	535,223
Fixed Assets, at cost	—	—	1,252,445	75,529	—	1,327,974
Less: Accumulated depreciation	—	—	(184,856)	(14,374)	—	(199,230)
Net fixed assets	—	—	1,067,589	61,155	—	1,128,744
Goodwill	—	—	325,046	—	—	325,046
Other assets, net	21,432	—	238,283	152,412	(159,185)	252,942
Equity investees and other investments	—	—	620,247	—	—	620,247
Investments in subsidiaries	1,236,164	—	89,600	—	(1,325,764)	—
Total assets	$2,391,311	$—	$2,863,957	$251,650	$(2,644,716)	$2,862,202
LIABILITIES AND PARTNERS’ CAPITAL
Current liabilities	$10,002	$—	$1,592,376	$3,470	$(1,159,295)	$446,553
Senior secured credit facilities	582,800	—	—	—	—	582,800
Senior unsecured notes	700,772	—	—	—	—	700,772
Deferred tax liabilities	—	—	15,944	—	—	15,944
Other liabilities	—	—	18,396	159,007	(159,007)	18,396
Total liabilities	1,293,574	—	1,626,716	162,477	(1,318,302)	1,764,465
Partners' capital	1,097,737	—	1,237,241	89,173	(1,326,414)	1,097,737
Total liabilities and partners’ capital	$2,391,311	$—	$2,863,957	$251,650	$(2,644,716)	$2,862,202

Condensed Consolidating Statement of Operations
Year Ended December 31, 2014

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
REVENUES:
Pipeline transportation services	$—	$—	$61,686	$24,767	$—	$86,453
Refinery services	—	—	202,250	18,289	(13,138)	207,401
Marine transportation	—	—	229,282	—	—	229,282
Supply and logistics	—	—	3,323,028	—	—	3,323,028
Total revenues	—	—	3,816,246	43,056	(13,138)	3,846,164
COSTS AND EXPENSES:
Supply and logistics costs	—	—	3,277,052	—	—	3,277,052
Marine transportation costs	—	—	142,793	—	—	142,793
Refinery services operating costs	—	—	117,788	17,393	(13,780)	121,401
Pipeline transportation operating costs	—	—	29,910	857	—	30,767
General and administrative	—	—	50,692	—	—	50,692
Depreciation and amortization	—	—	88,368	2,540	—	90,908
Total costs and expenses	—	—	3,706,603	20,790	(13,780)	3,713,613
OPERATING INCOME	—	—	109,643	22,266	642	132,551
Equity in earnings of equity investees	—	—	43,135	—	—	43,135
Equity in earnings of subsidiaries	172,828	—	6,952	—	(179,780)	—
Interest (expense) income, net	(66,626)	—	15,662	(15,675)	—	(66,639)
Income before income taxes	106,202	—	175,392	6,591	(179,138)	109,047
Income tax benefit (expense)	—	—	(3,030)	185	—	(2,845)
Income from continuing operations	106,202	—	172,362	6,776	(179,138)	106,202
NET INCOME	$106,202	$—	$172,362	$6,776	$(179,138)	$106,202

Condensed Consolidating Statement of Operations
Year Ended December 31, 2013

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
REVENUES:
Pipeline transportation services	$—	$—	$60,707	$25,801	$—	$86,508
Refinery services	—	—	203,021	17,835	(14,871)	205,985
Marine transportation	—	—	152,542	—	—	152,542
Supply and logistics	—	—	3,689,795	—	—	3,689,795
Total revenues	—	—	4,106,065	43,636	(14,871)	4,134,830
COSTS AND EXPENSES:
Supply and logistics costs	—	—	3,649,328	—	—	3,649,328
Marine transportation costs	—	—	104,676	—	—	104,676
Refinery services operating costs	—	—	128,814	16,873	(14,398)	131,289
Pipeline transportation operating costs	—	—	26,087	1,119	—	27,206
General and administrative	—	—	46,790	—	—	46,790
Depreciation and amortization	—	—	62,194	2,590	—	64,784
Total costs and expenses	—	—	4,017,889	20,582	(14,398)	4,024,073
OPERATING INCOME	—	—	88,176	23,054	(473)	110,757
Equity in earnings of equity investees	—	—	22,675	—	—	22,675
Equity in earnings of subsidiaries	134,616	—	6,913	—	(141,529)	—
Interest (expense) income, net	(48,507)	—	16,080	(16,156)	—	(48,583)
Income before income taxes	86,109	—	133,844	6,898	(142,002)	84,849
Income tax benefit (expense)	—	—	(676)	(169)	—	(845)
Income from continuing operations	86,109	—	133,168	6,729	(142,002)	84,004
Income from discontinued operations	—	—	2,105	—	—	2,105
NET INCOME	$86,109	$—	$135,273	$6,729	$(142,002)	$86,109

Condensed Consolidating Statement of Operations
Year Ended December 31, 2012

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
REVENUES:
Pipeline transportation services	$—	$—	$50,106	$26,184	$—	$76,290
Refinery services	—	—	192,083	19,999	(16,065)	196,017
Marine transportation	—	—	118,204	—	—	118,204
Supply and logistics	—	—	2,976,850	—	—	2,976,850
Total revenues	—	—	3,337,243	46,183	(16,065)	3,367,361
COSTS AND EXPENSES:
Supply and logistics costs	—	—	2,923,746	—	—	2,923,746
Marine transportation costs	—	—	80,547	—	—	80,547
Refinery services operating costs	—	—	120,095	19,489	(16,107)	123,477
Pipeline transportation operating costs	—	—	21,081	813	—	21,894
General and administrative	—	—	41,837	—	—	41,837
Depreciation and amortization	—	—	58,554	2,596	—	61,150
Total costs and expenses	—	—	3,245,860	22,898	(16,107)	3,252,651
OPERATING INCOME	—	—	91,383	23,285	42	114,710
Equity in earnings of equity investees	—	—	14,345	—	—	14,345
Equity in earnings of subsidiaries	137,151	—	7,184	—	(144,335)	—
Interest (expense) income, net	(40,832)	—	16,500	(16,591)	—	(40,923)
Income before income taxes	96,319	—	129,412	6,694	(144,293)	88,132
Income tax benefit	—	—	8,903	302	—	9,205
Income from continuing operations	96,319	—	138,315	6,996	(144,293)	97,337
Loss from discontinued operations	—	—	(1,018)	—	—	(1,018)
NET INCOME	96,319	—	137,297	6,996	(144,293)	96,319

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2014

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
Net cash (used in) provided by operating activities	$(148,008)	$—	$591,431	$5,296	$(157,665)	$291,054
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to acquire fixed and intangible assets	—	—	(443,482)	—	—	(443,482)
Cash distributions received from equity investees - return of investment	42,755	—	18,363	—	(42,755)	18,363
Investments in equity investees	(225,725)	—	(40,926)	—	225,725	(40,926)
Acquisitions	—	—	(157,000)	—	—	(157,000)
Repayments on loan to non-guarantor subsidiary	—	—	4,993	—	(4,993)	—
Proceeds from asset sales	—	—	272	—	—	272
Other, net	—	—	(1,214)	—	—	(1,214)
Net cash used in investing activities	(182,970)	—	(618,994)	—	177,977	(623,987)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on senior secured credit facility	1,839,900	—	—	—	—	1,839,900
Repayments on senior secured credit facility	(1,872,300)	—	—	—	—	(1,872,300)
Proceeds from issuance of senior unsecured notes, including premium	350,000	—	—	—	—	350,000
Debt issuance costs	(11,896)	—	—	—	—	(11,896)
Issuance of common units for cash, net	225,725	—	225,725	—	(225,725)	225,725
Distributions to partners/owners	(200,461)	—	(200,462)	—	200,462	(200,461)
Other, net	(1)	—	2,561	(4,950)	4,951	2,561
Net cash provided by financing activities	330,967	—	27,824	(4,950)	(20,312)	333,529
Net increase (decrease) in cash and cash equivalents	(11)	—	261	346	—	596
Cash and cash equivalents at beginning of period	20	—	8,049	797	—	8,866
Cash and cash equivalents at end of period	$9	$—	$8,310	$1,143	$—	$9,462

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2013

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
Net cash (used in) provided by operating activities	$(280,155)	$—	$557,879	$5,101	$(144,439)	$138,386
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to acquire fixed and intangible assets	—	—	(343,119)	—	—	(343,119)
Cash distributions received from equity investees - return of investment	23,963	—	12,432	—	(23,963)	12,432
Investments in equity investees	(263,574)	—	(94,551)	—	263,574	(94,551)
Acquisitions	—	—	(230,880)	—	—	(230,880)
Repayments on loan to non-guarantor subsidiary	—	—	4,512	—	(4,512)	—
Proceeds from assets sales	—	—	1,910	—	—	1,910
Other, net	—	—	(1,622)	—	—	(1,622)
Net cash used in investing activities	(239,611)	—	(651,318)	—	235,099	(655,830)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on senior secured credit facility	1,593,300	—	—	—	—	1,593,300
Repayments on senior secured credit facility	(1,510,500)	—	—	—	—	(1,510,500)
Proceeds from issuance of senior unsecured notes, including premium	350,000	—	—	—	—	350,000
Debt issuance costs	(8,157)	—	—	—	—	(8,157)
Issuance of ownership interests to partners for cash	263,574	—	263,574	—	(263,574)	263,574
Distributions to partners/owners	(168,441)	—	(168,441)	—	168,441	(168,441)
Other, net	—	—	(4,748)	(4,473)	4,473	(4,748)
Net cash provided by (used in) financing activities	519,776	—	90,385	(4,473)	(90,660)	515,028
Net increase (decrease) in cash and cash equivalents	10	—	(3,054)	628	—	(2,416)
Cash and cash equivalents at beginning of period	10	—	11,103	169	—	11,282
Cash and cash equivalents at end of period	$20	$—	$8,049	$797	$—	$8,866

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2012

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
Net cash (used in) provided by operating activities	$(70,083)	$—	$371,256	$2,602	$(114,471)	$189,304
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to acquire fixed and intangible assets	—	—	(146,296)	(160)	—	(146,456)
Cash distributions received from equity investees - return of investment	27,878	—	14,909	—	(27,878)	14,909
Investments in equity investees	(169,421)	—	(63,749)	—	169,421	(63,749)
Acquisitions	—	—	(205,576)	—	—	(205,576)
Repayments on loan to non-guarantor subsidiary	—	—	4,078	—	(4,078)	—
Proceeds from asset sales	—	—	773	—	—	773
Other, net	—	—	(1,508)	—	—	(1,508)
Net cash used in investing activities	(141,543)	—	(397,369)	(160)	137,465	(401,607)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on senior secured credit facility	1,674,400	—	—	—	—	1,674,400
Repayments on senior secured credit facility	(1,583,700)	—	—	—	—	(1,583,700)
Proceeds from issuance of senior unsecured notes	101,000	—	—	—	—	101,000
Debt issuance costs	(7,105)	—	—	—	—	(7,105)
Issuance of ownership interests to partners for cash	169,421	—	169,421	—	(169,421)	169,421
Distributions to partners/owners	(142,383)	—	(142,383)	—	142,383	(142,383)
Other, net	—	—	1,135	(4,044)	4,044	1,135
Net cash provided by financing activities	211,633	—	28,173	(4,044)	(22,994)	212,768
Net increase in cash and cash equivalents	7	—	2,060	(1,602)	—	465
Cash and cash equivalents at beginning of period	3	—	9,043	1,771	—	10,817
Cash and cash equivalents at end of period	$10	$—	$11,103	$169	$—	$11,282